Virtus Equity Trust
Supplement dated February 20, 2014 to the Statutory Prospectus and Statement of Additional
Information (“SAI”) dated July 31, 2013, as supplemented
Virtus Insight Trust
Supplement dated February 20, 2014 to the Statutory Prospectus and SAI dated May 1, 2013, as supplemented
Virtus Opportunities Trust
Supplement dated February 20, 2014 to the Statutory Prospectus and SAI dated January 28, 2014
THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED FEBRUARY 19, 2014 TO THE ABOVE-REFERENCED PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION. THIS SUPPLEMENT CORRECTS CERTAIN DATES IN THE REFERENCES TO THE SUPPLEMENTED DOCUMENTS APPEARING IN THE EARLIER SUPPLEMENT.
Important Notice to Investors
Statutory Prospectuses
Virtus Insight Trust
The sentence describing the circumstances under which a CDSC may apply to Class A Shares in the section “Sales Charges” under the subheading “Class A Shares” is hereby replaced with the following:
“Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions within 18 months of a finder’s fee being paid or on exchanges into Class A of a Virtus money market fund from Class A of a Virtus non-money market fund made within 18 months of a finder’s fee being paid on such Virtus non-money market shares.”
All Trusts
The disclosure below hereby replaces the disclosure in the section “Sales Charges” under the same subheadings in each trust’s current statutory prospectus:
Combination Purchase Privilege. Your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. Shares of Virtus money market funds, other than money market fund shares acquired by exchanges from other Virtus funds, are not included for combination purchase privileges. A “person” is defined in this and the following sections as either: (a) any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is named beneficiary; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (d) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.
Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding commitment. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Right of Accumulation. The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. Shares of Virtus money market funds, other than money market fund shares acquired by exchanges from other Virtus funds, are not included for purposes of the rights of accumulation. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.

The following disclosure is added to the section “Sales Charges” following the disclosure labeled “Right of Accumulation” in each trust’s current statutory prospectus:
Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund) at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
SAIs
All Trusts
In the section “Purchase, Redemption and Pricing of Shares” under the subheading “Class A Shares — Reduced Initial Sales Charges,” the following is hereby added after the first sentence:
“Investors who purchased Class A Shares on which a finder’s fee has been paid may incur a CDSC if they redeem their shares within 18 months of purchase. For all Virtus fixed income funds and the Virtus AlphaSector Rotation Fund, the CDSC is 0.50%; for all other Virtus Mutual Funds, the CDSC is 1.00%. The CDSC period begins on the last day of the month preceding the month in which the purchase was made. Such deferred sales charge may be waived under certain conditions as determined by the Distributor or Transfer Agent.”
Virtus Equity Trust and Virtus Insight Trust
In the section “Purchase, Redemption and Pricing of Shares” under the subheading “Qualified Purchasers,” the statement labeled (10) is hereby revised to state: “any Virtus direct account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;”
Virtus Equity Trust
In the section “Purchase, Redemption and Pricing of Shares” under the subheading “Qualified Purchasers,” the statement labeled (14) is hereby revised to state: “any deferred compensation plan established for the benefit of any trustee or director of Virtus, any Virtus Mutual Fund, or any open- or closed-end fund advised, subadvised or distributed by the Adviser, the Distributor or any of their corporate affiliates.”
Additionally, the following statement is hereby inserted prior to the statement labeled (15): “If you fall within any one of the following categories, you also will not have to pay a sales charge on your purchase of Class A Shares:”
Virtus Insight Trust and Virtus Opportunities Trust
In the section “Purchase, Redemption and Pricing of Shares” under the subheading “Qualified Purchasers,” the following is hereby added after statement labeled (14): “provided that sales to persons listed in (1) through (14) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund.”
Virtus Insight Trust
In the section “Purchase, Redemption and Pricing of Shares” under the subheading “Qualified Purchasers,” the statement labeled (19) is hereby removed and statement (20) is relabeled (19). The reference at the end of the list of qualified purchasers to descriptions in “(16) through (20)” is changed to “(16) through (19).”
Virtus Opportunities Trust
In the section “Purchase, Redemption and Pricing of Shares” under the subheading “Qualified Purchasers,” the statement labeled (18) is hereby removed and statement (19) is relabeled (18). The reference at the end of the list of qualified purchasers to descriptions in “(15) through (19)” is changed to “(15) through (18).”
All Trusts
The disclosure below hereby replaces the disclosure in the section “Purchase, Redemption and Pricing of Shares” under the same subheadings in the current SAI:

Right of Accumulation
The value of your account(s) in any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. Shares of Virtus money market funds, other than money market fund shares acquired by exchanges from other Virtus funds, are not included for rights of accumulation. You must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Combination Purchase Privilege
Your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made at the same time by the same person, will be added together with any existing Virtus Mutual Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. Shares of Virtus money market funds, other than money market fund shares acquired by exchanges from other Virtus funds, are not included for combination purchase privileges. A “person” is defined in this and the following sections as either:
(a)
  any individual, his or her spouse or domestic partner, children and minor grandchildren purchasing shares for his, her or their own account (including an IRA account) including his, her or their own sole proprietorship or trust where any of the above is named beneficiary;
(b)
  a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist);
(c)
  multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or
(d)
  trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.
The following disclosure is added to the section “Purchase, Redemption and Pricing of Shares” following the disclosure labeled “Right of Accumulation” in each trust’s current statutory prospectus:
Gifting of Shares. If you make a gift of shares of a Virtus Mutual Fund, upon your request you may combine purchases, if made at the same time, of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund) at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to Virtus Mutual Funds or their agents at the time of purchase to exercise this right.
Virtus Insight Trust and Virtus Opportunities Trust
The disclosure below hereby replaces the disclosure in the section “Purchase, Redemption and Pricing of Shares” under the same subheading in the current SAIs:
Letter of Intent
If you sign a Letter of Intent, your purchase of any class of shares of these funds or any other Virtus Mutual Fund (other than any Virtus money market fund), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding commitment. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Investors should retain this supplement with the Prospectuses and SAIs for future reference.
VET &VIT&VOT/ConformSalesCharges2 (2/2014)